INSPIRE FAITHWARD LARGE CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2%
	ASSET MANAGEMENT - 2.8%
17,458	KKR & Company, Inc.	$ 1,049,575

	BANKING - 5.7%
13,340	East West Bancorp, Inc.	1,168,051
1,624	SVB Financial Group(a)	984,144
		2,152,195
	BIOTECH & PHARMA - 3.6%
9,454	Horizon Therapeutics PLC(a)	861,921
5,916	Novavax, Inc., Class A(a)	493,217
		1,355,138
	CHEMICALS - 7.4%
27,492	Mosaic Company (The)	1,441,405
15,544	Nutrien Ltd.	1,336,629
		2,778,034
	ELECTRICAL EQUIPMENT - 2.2%
2,610	Generac Holdings, Inc.(a)	823,377

	ENGINEERING & CONSTRUCTION - 2.7%
9,338	Quanta Services, Inc.	1,017,282

	ENTERTAINMENT CONTENT - 1.3%
3,306	Sea Ltd. - ADR(a)	481,354

	FOOD - 2.8%
14,790	Darling Ingredients, Inc.(a)	1,071,979

	GAS & WATER UTILITIES - 2.4%
23,780	UGI Corporation	914,103

	INDUSTRIAL SUPPORT SERVICES - 2.8%
20,532	Fastenal Company	1,056,576

INSPIRE FAITHWARD LARGE CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	INSURANCE - 3.0%
9,280	Cincinnati Financial Corporation	$ 1,139,491

	MACHINERY - 2.7%
5,452	Caterpillar, Inc.	1,022,686

	MEDICAL EQUIPMENT & DEVICES - 4.6%
1,624	Align Technology, Inc.(a)	830,611
1,740	IDEXX Laboratories, Inc.(a)	926,289
		1,756,900
	REAL ESTATE INVESTMENT TRUSTS - 2.9%
928	Texas Pacific Land Corporation	1,103,141

	RENEWABLE ENERGY - 3.5%
4,176	SolarEdge Technologies, Inc.(a)	1,333,898

	RETAIL - CONSUMER STAPLES - 2.7%
5,104	Dollar General Corporation	1,012,327

	RETAIL - DISCRETIONARY - 4.7%
1,682	RH(a)	675,945
5,394	Tractor Supply Company	1,099,243
		1,775,188
	SEMICONDUCTORS - 6.4%
3,190	KLA Corporation	1,111,715
5,336	NVIDIA Corporation	1,301,184
		2,412,899
	SOFTWARE - 17.5%
7,134	Cadence Design Systems, Inc.(a)	1,080,302
9,106	Cloudflare, Inc., Class A(a)	1,060,121
4,408	Crowdstrike Holdings, Inc., Class A(a)	860,486
4,292	DocuSign, Inc.(a)	508,302
3,654	Fortinet, Inc.(a)	1,258,875
3,770	Veeva Systems, Inc., Class A(a)	863,519

INSPIRE FAITHWARD LARGE CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	SOFTWARE - 17.5% (Continued)
4,176	Zscaler, Inc.(a)	$ 998,690
		6,630,295
	TECHNOLOGY HARDWARE - 7.1%
11,774	NetApp, Inc.	922,846
3,480	Ubiquiti, Inc.	883,537
2,088	Zebra Technologies Corporation, Class A(a)	863,054
		2,669,437
	TECHNOLOGY SERVICES - 2.5%
2,494	MarketAxess Holdings, Inc.	951,286

	TELECOMMUNICATIONS - 1.4%
20,964	SK Telecom Company Ltd. - ADR	525,567

	WHOLESALE - CONSUMER STAPLES - 3.5%
12,760	Bunge Ltd.	1,334,059

	WHOLESALE - DISCRETIONARY - 3.0%
2,436	Pool Corporation	1,117,101

	TOTAL COMMON STOCKS (Cost $40,293,472)	37,483,888

	TOTAL INVESTMENTS - 99.2% (Cost $40,293,472)	$ 37,483,888
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	300,298
	NET ASSETS - 100.0%	$ 37,784,186

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.